DISPOSAL OF ASSETS (Details) (USD $)	9 Months Ended		3 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Mar. 31, 2013 Ship Finance International Limited [Member] Front Guider [Member]	Mar. 31, 2013 Ship Finance International Limited [Member] Edinburgh (Ex Titan Aries) [Member]	Mar. 31, 2013 Ship Finance International Limited [Member] Front Pride [Member]
Significant Acquisitions and Disposals [Line Items]
Net gain (loss) on lease terminations, recorded in discontinued operations			$ (800,000)
Net gain (loss) on lease terminations	$ 7,410,000	$ 10,619,000		$ 7,600,000	$ (200,000)